Property, Plant and Equipment - Summary of Property, Plant and Equipment, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 3,332	$ 3,092
Buildings	2,327	1,968
Internal-use software, computer equipment and other assets	2,514	2,388
Assets under construction and payments on account	377	1,330
Land	258	213
Subtotal	8,807	8,991
Less- accumulated depreciation	(4,728)	(4,410)
Property, Plant and Equipment, Net, Total	$ 4,080	$ 4,581